Acquisition of Piranema Spirit	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisition of Piranema Spirit
17.	Acquisition of Piranema Spirit

On November 30, 2011, the Partnership acquired a 100% of the shares of Piranema Production AS from Sevan Marine ASA for a total purchase price of $164.3 million. The purchase price was paid in cash and was financed through the concurrent issuance of 7.1 million common units. Piranema Production AS owns the 2007-built Piranema Spirit FPSO unit, which is operating under a long-term charter, with cost escalation clauses, to Petrobras on the Piranema field located offshore Brazil. The firm period of the charter expires in March 2018, however Petrobras has up to 11 one-year extension options.

The acquisition of the Piranema Spirit FPSO unit was accounted for using the purchase method of accounting, based upon estimates of fair value. The purchase price allocation adjustments were finalized in late 2012 and there were no changes to the preliminary fair values of the assets acquired and liabilities assumed by the Partnership. Operating results of the Piranema Spirit FPSO unit are reflected in these financial statements commencing November 30, 2011, the effective date of acquisition. During December 2011, the Partnership recognized $4.8 million of revenue and $1.5 million of net income resulting from its acquisition of the Piranema Spirit.

The following table summarizes the fair values of the assets acquired and liabilities assumed by the Partnership.

(in thousands of U.S. dollars)	As at November 30,
2011
$
ASSETS
Cash and cash equivalents	2,439
Other current assets	5,308
Vessels and equipment	292,242
Other assets - long-term	659

Total assets acquired	300,648

LIABILITIES
Current liabilities	8,458
In-process revenue contracts	127,900

Total liabilities assumed	136,358

Net assets acquired	164,290

Cash consideration	164,290

Net cash consideration	161,851

The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2011, giving effect to the acquisition of a 100% interest in the Piranema Spirit FPSO unit as if it had taken place on January 1, 2010:

(in thousands of U.S. dollars, except per unit data)	Pro Forma Year ended December 31, 2011 (unaudited) $
Revenues	892,130
Net loss	(98,030)
Limited partners’ interest in net loss per common unit- basic	(1.60)
Limited partners’ interest in net loss per common unit- diluted	(1.60)